SCHEDULE OF NET LOSS, OPERATING EXPENSES, OTHER INCOME, AND A RECONCILIATION OF INCOME/LOSS TO ADJUSTED EBITA (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
REVENUE
LESS OPERATING EXPENSES
Selling and marketing expenses	106,479				74,971					316,624	109,051
General and administrative expenses	267,453				306,404					1,131,312	2,863,215
Research and development	101,518				88,939					362,538	202,878
EBITDA										(1,810,474)	(3,175,144)
Depreciation and amortization	(821)				(1,027)					(4,106)	(4,106)
SEGMENT NET LOSS										(1,814,580)	(3,179,250)
Reconciliation of profit or loss										4,618	1,718
Adjustment and reconciling items										0	0
NET INCOME (LOSS)	$ (476,094)	$ (462,779)	$ (438,741)	$ (437,438)	$ (471,004)	$ (443,771)	$ (440,643)	$ (661,618)	$ (1,631,500)	$ (1,809,962)	$ (3,177,532)